Revenue Recognition (Schedule Of Deferred Revenue Related To The Peace Of Mind Program) (Details) - POM - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Deferred Revenue
Movement in Deferred Revenue [Roll Forward]
Balance, beginning of the period	$ 211,223	$ 204,342	$ 189,779
Amounts deferred	122,650	120,691	119,915
Amounts recognized on previous deferrals	115,599	113,810	105,352
Balance, end of the period	218,274	211,223	204,342
Deferred Wages
Movement in Deferred Revenue [Roll Forward]
Balance, beginning of the period	31,344	30,105	28,095
Amounts deferred	18,148	17,442	17,397
Amounts recognized on previous deferrals	16,809	16,203	15,387
Balance, end of the period	$ 32,683	$ 31,344	$ 30,105